Share-based payments - Movements during the year - Share options of the Subsidiary Plan (Details) - Subsidiary Plan	12 Months Ended
	Dec. 31, 2018 USD ($) Options Y $ / shares	Dec. 31, 2017 USD ($) Options Y $ / shares	Dec. 31, 2016 USD ($) Options Y $ / shares	May 13, 2018 USD ($)	Aug. 09, 2017 USD ($)	Dec. 27, 2016 USD ($)
Share-based payments
Outstanding at beginning of period | Options	14,918,802	14,598,750	7,000,000
Granted during the period | Options	7,349,500	1,598,750	7,698,750
Forfeited and expired during the period | Options	(2,029,167)	(934,948)	(100,000)
Exercised during the period | Options	(192,500)	(343,750)
Outstanding at end of period | Options	20,046,635	14,918,802	14,598,750
Exercisable at end of period | Options	10,333,724	7,079,401	3,297,135
Outstanding at beginning of period, WAEP	$ 0.20	$ 0.19	$ 0.06
Granted during the period, WAEP	$ 0.36	$ 0.31	$ 0.31
Forfeited and expired during the period. WAEP | $ / shares	$ 0.29	$ 0.05	$ 0.05
Exercised during the period, WAEP	$ 0.36	$ 0.25
Outstanding at end of period, WAEP	0.25	0.20	$ 0.19
Exercisable at end of period, WAEP	$ 0.17	$ 0.15	$ 0.07
Weighted average remaining contractual life | Y	7.9	8.3	9.2
Fair value at grant date				$ 0.19	$ 0.11	$ 0.14
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility	53.00%	32.00%	41.50%
Risk-free interest rate	2.70%	1.90%	2.10%
Expected life of share options | Y	6	6	3
Minimum
Share-based payments
Exercise prices for shares outstanding	$ 0.05	$ 0.05	$ 0.05
Maximum
Share-based payments
Exercise prices for shares outstanding	$ 0.36	$ 0.31	$ 0.31